Inventories - Continuity of Obsolescence Reserve for Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Inventory Disclosure [Abstract]
Beginning balance	$ 4,680	$ 5,086	$ 4,890
Additional charges	1,327	2,462	1,535
Deductions	(2,408)	(2,868)	(1,339)
Ending balance	$ 3,599	$ 4,680	$ 5,086